         As Filed with the Securities and Exchange Commission On May 29, 1998

                                                 File Nos. 33-59692 and 811-7584

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      (X)

Pre-Effective Amendment No.___                                               ( )

Post-Effective Amendment No.31                                               (X)

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940                                                         (X)

Amendment No. 32                                                             (X)

                                  RYDEX SERIES TRUST
                  (Exact Name of Registrant as Specified in Charter)

           6116 Executive Boulevard, Suite 400, Rockville, Maryland  20852
                 (Address of Principal Executive Offices) (Zip Code)

                                    (301) 468-8520
                 (Registrant's Telephone Number, Including Area Code)

                                Albert P. Viragh, Jr.
                               6116 Executive Boulevard
                                      Suite 400
                              Rockville, Maryland  20852
                  (Name and Address of Agent for Service of Process)

                                      Copies to:

                               John H. Grady, Jr., Esq.
                             Morgan, Lewis & Bockius LLP
                                 1800 M Street, N.W.
                               Washington, D.C.  20036

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b) of rule 485
---
     on (date) pursuant to paragraph (b)(1)(v) of rule 485
---
 X   60 days after filing pursuant to paragraph (a)(1) of rule 485
---
     on (date)  pursuant to paragraph (a)(1) of rule 485
---
     75 days after filing pursuant to paragraph (a)(2) of rule 485
---
     on (date) pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:

--- This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

RYDEX-Registered Trademark-
INVESTMENT FLEXIBILITY
FOR INSTITUTIONAL MONEY MANAGERS

                                  RYDEX SERIES TRUST
                                    INVESTOR CLASS

                                      NOVA FUND
                                      URSA FUND
                                       OTC FUND
                                 PRECIOUS METALS FUND
                              U.S. GOVERNMENT BOND FUND
                                      JUNO FUND
                          U.S. GOVERNMENT MONEY MARKET FUND

           6116 Executive Boulevard, Suite 400, Rockville, Maryland  20852
                            1-800-820-0888   301-468-8520


Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-one separate investment portfolios (the "Rydex Funds"), seven of which are described in this Prospectus (the "Funds"). Investor Class Shares of the Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



August 1, 1998

                                      PROSPECTUS

                                  TABLE OF CONTENTS


Risk/Return Summary..........................................................
     Investment Summaries....................................................
     Investment Strategies...................................................
     Risk Considerations.....................................................
Fund Performance and Fee Information.........................................
     Nova Fund...............................................................
     Ursa Fund...............................................................
     OTC Fund................................................................
     Precious Metals Fund....................................................
     U.S. Government Bond Fund...............................................
     Juno Fund...............................................................
     U.S. Government Money Market Fund.......................................
     Additional Risk Information.............................................
Shareholder Information......................................................
Management...................................................................
Dividends, Distributions and Taxes...........................................
Financial Highlights.........................................................
Benchmark Information........................................................
Additional Information.............................................Back Cover

                                 RISK/RETURN SUMMARY

                                 INVESTMENT SUMMARIES

Most of the Funds seek to match the performance of a specific benchmark or index. The benchmark or index used by each Fund is set forth below:

--------------------------------------------------------------------------------
FUND (Ticker Symbol)      BENCHMARK/INDEX
--------------------------------------------------------------------------------
Nova Fund (RYNVX)         150% of the performance of the S&P 500 Composite
                          Stock Price Index-TM- (SPX)
--------------------------------------------------------------------------------
Ursa Fund (RYURX)         Inverse (opposite) of the S&P 500 Composite Stock
                          Price Index-TM-
--------------------------------------------------------------------------------
OTC Fund (RYOCX)          NASDAQ 100 Index-TM- (NDX)
--------------------------------------------------------------------------------
Precious Metals Fund      Philadelphia Stock Exchange Gold/Silver Index-TM-
(RYPMX)                   (XAU
--------------------------------------------------------------------------------
U.S. Government Bond      120% of the price movement of the Long Treasury
Fund (RYGBX)              Bond
--------------------------------------------------------------------------------
Juno Fund (RYJUX)         Inverse (opposite) of the price movement of the Long
                          Treasury Bond
--------------------------------------------------------------------------------


A BRIEF GUIDE TO THE BENCHMARKS.
--------------------------------------------------------------------------------

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is composed of 500 large capitalization common stocks, which are chosen by the Standard & Poor's Corporation ("S&P"), on a statistical basis to be included in the S&P 500 Index.


THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

THE PHILADELPHIA STOCK EXCHANGE GOLD/SILVER INDEX-TM- (XAU INDEX).   The XAU
Index is a capitalization-weighted index featuring securities of ten widely-held companies in the gold and silver mining and production industry, or companies that invest in such mining and production companies.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury bond is 30 years.
--------------------------------------------------------------------------------

EQUITY BENCHMARK FUNDS
The NOVA FUND'S investment objective is to provide investment returns that correspond to 150% of the performance of the S&P 500 Index.

The URSA FUND'S investment objective is to provide investment results that inversely correlate to the performance of the S&P 500 Index.

The OTC FUND'S investment objective is to provide investment results that correspond to a benchmark for over-the-counter securities.

The PRECIOUS METALS FUND'S ("Metals Fund") investment objective is to provide investment results that correspond to a benchmark primarily for metals-related securities.

FIXED INCOME BENCHMARK FUNDS
The U.S. GOVERNMENT BOND FUND'S (the "Bond Fund") investment objective is to provide investment results that correspond to a benchmark for U.S. Government securities.


The JUNO FUND'S investment objective is to provide returns that inversely correlates to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument.


MONEY MARKET FUND
The U.S. GOVERNMENT MONEY MARKET FUND'S ("Money Market Fund") investment objective is to provide security of principal, high current income, and liquidity.

                                INVESTMENT STRATEGIES

PADCO Advisors, Inc. (the "Advisor") primarily uses statistical and quantitative analysis to select investments. While the Advisor attempts to minimize any "tracking error" (the difference between the investment results of a Fund and the Fund's benchmark), a Fund's investment results may vary from that of its
benchmark.   It is the policy of these Funds to pursue their investment objectives regardless of market conditions, to remain nearly fully invested, and not to take defensive positions.

EQUITY BENCHMARK FUNDS
The NOVA FUND primarily invests in equity securities, stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

The URSA FUND engages primarily in certain transactions in stock index futures contracts, options on stock index future contracts, and options on securities and stock indexes.


The OTC FUND invests principally in securities in its current benchmark, the NASDAQ 100 Index-TM-. The Fund may purchase other instruments consistent with achieving returns that correspond to those of the NASDAQ 100 Index-TM-. The Fund may engage in transactions on stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.


The METALS FUND invests principally in securities included in its current benchmark, the XAU Index. In addition, the Fund may invest in other instruments consistent with achieving returns that correspond to those of the XAU Index. The Fund may invest in securities of foreign issuers.

FIXED INCOME BENCHMARK FUNDS
The BOND FUND invests primarily in U.S. Government Securities to achieve returns that correlate to 120% of the price movement of the Long Treasury Bond. The Fund may engage in transactions in futures contracts on U.S. Treasury bonds.
The Fund may invest in zero coupon U.S. Treasury bonds.

The JUNO FUND engages primarily in transactions in futures contracts and options on U.S. Government Securities to achieve returns that inversely correlate to the price movement of the Long Treasury Bond.
MONEY MARKET FUND
The MONEY MARKET FUND invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government Securities.

                                 RISK CONSIDERATIONS

The Funds are designed for professional money managers and knowledgeable investors who intend to invest in the Funds as part of a strategic or tactical
asset-allocation investment strategy.   The Funds:

     -    are not federally insured     -    are not bank deposits
     -    are not guaranteed by any     -    are not guaranteed to achieve their
          government agency                  objectives



Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, one or more of the Funds may be subject to the following risks:


TRACKING ERROR RISK - While the Funds do not expect returns to deviate from their respective benchmarks by more than ten percent, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.


TRADING HALT RISK - The Funds (other than the Money Market Fund) typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Board of Trade ("CBOT"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

EARLY CLOSING RISK - The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK - Since each Fund (except the Money Market Fund) is non-diversified, each Fund may invest in the securities of a relatively few number of issuers. If the assets of a Fund are invested in a limited number of issuers, the Fund may be more susceptible to a single adverse economic or regulatory occurrence.

CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the benchmark index selected for a particular Fund is concentrated in a particular industry, the Fund will be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.


PORTFOLIO TURNOVER RATE RISK - The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience
high portfolio turnover.   A higher portfolio turnover rate may result in a
Fund paying more brokerage commissions and generating greater tax liabilities for shareholders.


LEVERAGING RISK - Leveraging activities include, among other things, borrowing
and the use of short sales, options and futures.   There are risks associated
with leveraging activities, including:


- Leveraging may result in a Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.


- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

- Although the Funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous.

- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

                         FUND PERFORMANCE AND FEE INFORMATION

FUND PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH]
                              * The year-to-date return for the period from January 1, 1998 through June 30, 1998 is _____%.

                              During the period shown in the bar chart, the highest return for a quarter was 25.15% (quarter ended June 30, 1997) and the lowest return for a quarter was -8.31% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)


                            Investor Class Shares           S&P 500(2)
                            -----------------------------------------------
Past One Year               42.34%                          31.01%
Since Inception             25.64% (07/12/93)               18.80%



1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500 Index is an unmanaged index that is a widely recognized indicator of general stock market performance.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the NOVA FUND.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
     Redemption Fees*                                                      None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                       .75%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        .36%
                                                                          -----
     Total Annual Fund Operating Expenses                                 1.11%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE NOVA FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIOD INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$113               $353                $612                $1,352

                                   FUND INFORMATION

                                      NOVA FUND

FUND OBJECTIVE


The NOVA FUND seeks to provide investment returns that are one and one-half times that of the S&P 500 Index.


PORTFOLIO INVESTMENTS


The Fund invests, to a significant extent, in futures contracts and options on securities, futures contracts, and stock indexes. These instruments, if properly utilized, may enable the Fund to meet its objective without
investing directly in the securities included in the benchmark index.   The
Fund also may purchase equity securities and enter into repurchase agreements.


RISK CONSIDERATIONS

The Nova Fund is subject to Leveraging Risk, Tracking Error Risk, and Trading Halt Risk, as described in the "RISK CONSIDERATIONS" section.

The value of the Fund's shares will tend to increase by one and one-half times the value of any increase in the S&P 500 Index. However, when the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease by one and one-half times the value of any decrease in the Index.

                         FUND PERFORMANCE AND FEE INFORMATION

FUND PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH]

                              *The year-to-date return for the period from January 1, 1998 through June 30, 1998 is ____%.

                              During the period shown in the bar chart, the highest return for a quarter was 1.69% (quarter ended December 31, 1994) and the lowest return for a quarter was -14.1% (quarter ended June 30, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)


                            Investor Class Shares           S&P 500(2)
                            -----------------------------------------------
Past One Year               20.99%                          31.01%
Since Inception            -12.98%(01/07/94)                19.97%


--------------------
1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500 Index is an unmanaged index that is a widely recognized indicator of general stock market performance.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the URSA FUND.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
     Redemption Fees*                                                      None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                       .90%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        .44%
                                                                          -----
     Total Annual Fund Operating Expenses                                 1.34%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE URSA FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIOD INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$137               $425                $734                $1,612

                                   FUND INFORMATION

                                      URSA FUND

FUND OBJECTIVE

The URSA FUND seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

PORTFOLIO INVESTMENTS


The Fund invests, to a significant extent, in futures contracts and options on securities, futures contracts, and stock indexes. These instruments, if properly utilized, may enable the Fund to meet its objective without investing directly in the securities included in the benchmark index. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

The Ursa Fund is subject to Trading Error Risk and Trading Halt Risk, as described in the "RISK CONSIDERATIONS" section.

The value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease by an inversely proportionate amount (E.G., if the S&P 500 Index goes up by 10%, the value of the Fund's shares should go down by 10%).

                         FUND PERFORMANCE AND FEE INFORMATION

FUND PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH]
                              *The year-to-date return for the period from January 1, 1998 through June 30, 1998 is ____%.

                              During the period shown in the bar chart, the highest return for a quarter was 21.65% (quarter ended June 30, 1995) and the lowest return for a quarter was -9.67% (quarter ended December 31,
                              1997).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)


                            Investor Class Shares        NASDAQ 100 Index-TM-(2)
                            ---------------------------------------------------
Past One Year               21.85%                       20.63%
Since Inception             26.00%(02/14/94)             25.93%


--------------------------
1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The NASDAQ 100 Index-TM- is an unmanaged index that is a widely recognized indicator of OTC market performance.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the OTC FUND.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
     Redemption Fees*                                                      None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                       .75%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        .38%
                                                                          -----
     Total Annual Fund Operating Expenses                                 1.13%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE OTC FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIOD INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$115               $359                $622                $1,375

                                   FUND INFORMATION

                                       OTC FUND

FUND OBJECTIVE

The OTC FUND seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM-.

PORTFOLIO INVESTMENTS

The Fund invests principally in securities of companies included in the NASDAQ 100 Index-TM-. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also enter into repurchase agreements.

RISK CONSIDERATIONS

The OTC Fund is subject to a number of risks, including Early Closing Risk, Tracking Error Risk, and Portfolio Turnover Risk, as described in the "RISK CONSIDERATIONS" section.

                         FUND PERFORMANCE AND FEE INFORMATION

FUND PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH]
                              * The year-to-date return for the period from January 1, 1998 through June 30, 1998 is _____%.

                              During the period shown in the bar chart, the highest return for a quarter was 19.23% (quarter ended March 31, 1996) and the lowest return for a quarter was -32.91% (quarter ended December 31,
                              1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)


                            Investor Class Shares        XAU Index(2)
                            ---------------------------------------------------
Past One Year               -37.62%                      -36.45%
Since Inception             -14.06%(12/01/93)            -11.26%



-----------------------
1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The XAU Index is an unmanaged index that is a widely recognized indicator of precious metals sector performance.

FEES AND OPERATING EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the PRECIOUS METALS FUND.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
     Redemption Fees*                                                      None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                       .75%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        .66%
                                                                          -----
     Total Annual Fund Operating Expenses                                 1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PRECIOUS METALS FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIOD INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$144               $446                $771                $1,691

                                   FUND INFORMATION

                                 PRECIOUS METALS FUND

FUND OBJECTIVE

The PRECIOUS METALS FUND seeks to provide investment results that correspond to a benchmark primarily for metals-related securities. The Fund's current benchmark is the XAU Index.

PORTFOLIO INVESTMENTS

The Fund invests in securities of companies included in the XAU Index, as well as securities whose performance is expected to track the performance of the XAU Index. The Fund also may engage in futures and options transactions, purchase ADRs and other securities of foreign issuers, and enter into repurchase agreements.

RISK CONSIDERATIONS


The Precious Metals Fund is subject to a number of risks, including Tracking Error Risk, as described in the "RISK CONSIDERATIONS" section, and Sector Risk. Sector risk is the risk that the economic sector in which a Fund focuses its investments will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to the risks of investing in that sector, including legislative or regulatory changes, adverse market conditions and/or increased competition.


-    The Fund is also subject to Foreign Company Risks, including:
- VOLATILITY - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries.
- REGULATORY ENVIRONMENT - Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. At present, there generally is less government regulation of listed companies abroad than in the U.S.

                         FUND PERFORMANCE AND FEE INFORMATION

FUND PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH]

                              * The year-to-date return for the period from January 1, 1998 through June 30, 1998 is ____%.

                              During the period shown in the bar chart, the highest return for a quarter was 13.9% (quarter ended June 30, 1995) and the lowest return for a quarter was -10.68% (quarter ended March 31,
                              1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)

                          Investor Class Shares   Lehman Long Treasury Index(2)
                          ------------------------------------------------------
Past One Year             16.37%                   7.80%
Since Inception           4.84%(01/03/94)         -0.18%


----------------------
1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Lehman Long Treasury Index is an unmanaged index that is a widely recognized indicator of U.S. government bond performance.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy or hold Investor Class Shares of the U.S. GOVERNMENT BOND FUND.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
     Redemption Fees*                                                      None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                       .50%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        .61%
                                                                          -----
     Total Annual Fund Operating Expenses                                 1.11%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE BOND FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIOD INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:


1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$113               $353                $612                $1,352

                                   FUND INFORMATION

                              U.S. GOVERNMENT BOND FUND

FUND OBJECTIVE

The U.S. GOVERNMENT BOND FUND seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

PORTFOLIO INVESTMENTS


The Fund invests principally in U.S. Government Securities, futures contracts, and options. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury Bonds and repurchase agreements.


RISK CONSIDERATIONS

The U.S. Government Bond Fund is subject to a number of risks, including Leveraging Risk and Trading Halt Risk, as described in the "RISK CONSIDERATIONS" section. The Fund is also subject to Interest Rate Risk, which is the potential for decline in the price of fixed income securities due to rising interest rates.

The value of the Fund's shares should increase by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline by 120% of any price decline of the Long Treasury Bond.

FUND PERFORMANCE AND FEE INFORMATION

FUND PERFORMANCE

The bar chart and table below show the performance of Juno Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH]
                              * The year-to-date performance for the period from January 1, 1998 through June 30, 1998 is ____%.

                              During the period shown in the bar chart, the highest return for a quarter was 8.77% (quarter ended March 31, 1996) and the lowest return for a quarter was -7.9% (quarter ended June 30, 1995).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)



                       Investor Class Shares       Lehman Long Treasury Index(2)
                       ---------------------------------------------------------
Past One Year          -5.56%                       7.80%
Since Inception        -4.72% (03/03/95)            5.58%




-----------------------
1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Lehman Long Treasury Index is an unmanaged index that is a widely recognized indicator of U.S. government bond performance.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the JUNO FUND.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
     Redemption Fees*                                                      None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                       .90%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        .69%
                                                                          -----
     Total Annual Fund Operating Expenses                                 1.59%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE JUNO FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIOD INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$162               $502                $866                $1,889

                                   FUND INFORMATION

                                      JUNO FUND

FUND OBJECTIVE

The JUNO FUND seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the price movement of the Long Treasury Bond.

PORTFOLIO INVESTMENTS

The Fund enters into short sales and engages in futures and options transactions. These techniques, if properly utilized, may enable the Fund to meet its objective without investing directly in the securities included in the benchmark index. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

The Juno Fund is subject to Trading Halt Risk, as described in the "RISK CONSIDERATIONS" section. The Fund is also subject to Interest Rate Risk, which is the potential for an increase in the price of fixed income securities due to falling interest rates.

The value of the Fund's shares will tend to increase during periods when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2%).

                         FUND PERFORMANCE AND FEE INFORMATION

FUND PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH]

                              * The year-to-date return for the period from January 1, 1998 through June 30, 1998 is ____%.

                              During the period shown in the bar chart, the highest return for a quarter was 1.24% (quarter ended June 30, 1995) and the lowest return for a quarter was .50% (quarter ended March 31, 1994).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)

                          Investor Class Shares     90-Day Treasury Composite(2)
                          ------------------------------------------------------
Past One Year             4.60%                     _____%
Since Inception           4.27% (12/03/93)          _____%


----------------------------
1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The 90-Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance.

YIELD - AS OF JUNE 30, 1998, THE CURRENT YIELD OF THE FUND WAS   % AND THE
EFFECTIVE YIELD WAS   %.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
     Redemption Fees*                                                      None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                       .50%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        .39%
                                                                           ----
     Total Annual Fund Operating Expenses                                  .89%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE U.S. GOVERNMENT MONEY MARKET FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIOD INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$91                $284                $493                $1,096

                                   FUND INFORMATION

                          U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

The U.S. GOVERNMENT MONEY MARKET FUND seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government Securities.

RISK CONSIDERATIONS

The Money Market Fund is subject to Interest Rate Risk, which is the potential for a decline in the price of government securities due to rising interest rates. This risk will be greater for longer-term government securities than for shorter-term government securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity,
maturity and diversification requirements.   All securities purchased by the
Fund must have remaining maturities of 397 days or less. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

                             ADDITIONAL RISK INFORMATION

Certain of the Funds may enter into the following types of transactions:

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times a pre-determined multiplier and times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

A Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. A Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

OPTIONS. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security.

Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund. With respect to put options written (sold) by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.

Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

                               SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES

Shares are offered continuously, and may be purchased on any day that the NYSE
is open for business (a "Business Day").   The price per share (the offering
price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern
Time) and the settlement time for the Funds' futures and options contracts, if any (typically, 4:15 p.m., Eastern Time). The NAV of the Bond Fund and the Juno Fund is determined each day on which the CBOT is open for trading futures contracts on U.S. Treasury bonds as of the close of normal trading on the CBOT (normally 3:00 P.M., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. To receive the current Business Day's NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing.

MINIMUM INVESTMENT


If a registered investment advisor has discretionary authority over your account, the minimum initial investment in the Investor Class Shares of the Funds is $15,000. For all other shareholder accounts ("Self-Directed Accounts"), the minimum initial investment in the Investor Class Shares of the Funds is $25,000. These minimums also apply to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. If you invest in the Trust without designating which Fund you want to invest in on your account application, your check or your wire advice, your money will be invested in the Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.


Investments in the Funds may be made (i) through securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee, or (ii) directly with the Trust by mail or by bank wire transfer as follows:

BY MAIL

Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. Fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with the application to:

     Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Rockville, Maryland  20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to our custodian, Star Bank, N.A., along with the following instructions:

     Star Bank, N.A.
     Cincinnati, Ohio
     Routing Number:  0420-00013
     For Account of Rydex Series Trust
     Trust Account Number:  48038-9030
     [Your Name]
     [Your Shareholder Account Number and Fund Designation]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.


Wire transfers for both initial investments (which must be preceded by a faxed application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section (1:00 p.m., Eastern Time, for the Money Market Fund) in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust.

TAX-QUALIFIED  RETIREMENT PLANS

Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

     Individual Retirement Accounts (IRAs) (including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

For retirement plan accounts that have engaged a registered investment advisor with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Investor Class Shares of the Funds is $15,000. For retirement plan accounts that are Self-Directed Accounts, the minimum initial investment in Investor Class Shares of the Funds is $25,000.

Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15 for certain wire transfers of redemption proceeds.

The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee.

REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

INVOLUNTARY REDEMPTIONS

Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the required minimum of $15,000 ($25,000 for Self-Directed Accounts), you may be required to redeem your shares.

SUSPENSION OF REDEMPTIONS

With respect to each Fund, and as permitted by the Securities & Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the Chicago Mercantile Exchange ("CME"), the Chicago Board Options Exchange ("CBOE"), or the CBOT, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME, the CBOE, or the CBOT, as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

EXCHANGES

You may exchange Investor Class Shares of any Fund for Investor Class Shares of any other Rydex Fund on the basis of the respective net asset values of the shares involved. An exchange involving a Self-Directed Account must be for at least the lesser of $1,000 or 100% of the account value of the Rydex Fund from which the redemption is to be made. The Trust currently is composed of twenty-one separate Funds. Investor Class Shares of 14 Sector Funds and Advisor Class Shares of certain Funds are offered in separate prospectuses. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):

--------------------------------------------------------------------------------
FUND(S)                                    CUT OFF TIME
--------------------------------------------------------------------------------
Nova                                       3:45 p.m.
Ursa
OTC
--------------------------------------------------------------------------------
Rydex Sector Funds                         3:30 p.m.
Precious Metals
--------------------------------------------------------------------------------
U.S. Government Bond                       2:45 p.m.
Juno
--------------------------------------------------------------------------------

The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by 3:30 p.m., Eastern Time, or by any earlier cutoff time specified above for exchanges between funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with the SAI. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

TRANSACTIONS OVER THE TELEPHONE

Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

                                      MANAGEMENT

THE ADVISOR'S INVESTMENT METHODOLOGY


In managing the Funds, the Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible. Through the use of quantitative analysis techniques, each Fund is structured to match the risk and return characteristics of the appropriate benchmark, while remaining fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments, as necessary, to minimize tracking error and to maximize liquidity. The Advisor may utilize options contracts to leverage a Fund's investment exposure. In addition, some Funds may require short selling techniques designed to inversely correlate to the performance of an index or benchmark.


MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, as set forth below:

          FUND                               ADVISORY FEE
--------------------------------------------------------------------------------
Nova                                           .75%
--------------------------------------------------------------------------------
Ursa                                           .90%
--------------------------------------------------------------------------------
OTC                                            .75%
--------------------------------------------------------------------------------
Precious Metals                                .75%
--------------------------------------------------------------------------------
U.S. Government Bond                           .50%
--------------------------------------------------------------------------------


                                          27


--------------------------------------------------------------------------------
Juno                                           .90%
--------------------------------------------------------------------------------
U.S. Government Money Market                   .50%
--------------------------------------------------------------------------------

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The portfolio manager of the Ursa Fund and the OTC Fund is Michael P. Byrum, who is the Advisor's senior portfolio manager. Prior to joining the Advisor in July 1993, Mr. Byrum worked as an investor representative with MMA.

The portfolio manager of the Nova Fund and the Juno Fund is Thomas Michael, who joined the Advisor in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

The portfolio manager of the Metals Fund is T. Daniel Gillespie, who joined the Advisor in January 1997. From July 1994 to January 1997, Mr. Gillespie was a portfolio manager for GIT Investment Funds, a registered investment company in Arlington, Virginia, where Mr. Gillespie managed over $160 million in equity, bond, and money market mutual fund assets. From 1991 to 1994, Mr. Gillespie worked as a portfolio manager to The Rushmore Funds, Inc., in Bethesda, Maryland, a registered investment company, where Mr. Gillespie managed over $900 million in mutual fund assets.

The portfolio manager of the Bond Fund is Anne H. Ruff, who joined the Advisor in August 1996. From 1989 to 1995, Ms. Ruff worked as a portfolio manager for United Services Life Insurance Company in Arlington, Virginia, where Ms. Ruff managed $2.5 billion in fixed-income portfolios.

                          DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Income dividends, if any, are paid at least annually by each of the Funds, except the Money Market and Bond Funds, which declare dividends daily and pay them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.


You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS
LOCATED IN THE SAI.   WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC
QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

- Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year, and will be taxed at different rates depending on how long the Fund held the assets.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

                                 FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Nova Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.



                                                                                     NOVA FUND
                                                                            ---------------------------
                                           YEAR           PERIOD              YEAR               YEAR              PERIOD
                                           ENDED           ENDED              ENDED              ENDED              ENDED
                                           MARCH          MARCH 31,          JUNE 30,           JUNE 30,           JUNE 30,
                                         31, 1998          1997*              1996               1995              1994**
                                         --------        --------           --------           --------            --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE -- BEGINNING OF
PERIOD                                  $  17.89        $  15.68            $  11.81           $   9.77            $  10.01
                                        --------        --------            --------           --------            --------

     Net Investment Income                   .59             .35                .56                 .28                 .01

     Net Realized and Unrealized
     Gains (Losses) on Securities          11.39            2.19               3.31                2.88                (.25)
                                        --------        --------            --------           --------            --------

     Net Increase (Decrease) in
     Net Asset Value Resulting
     from Operations                       11.98            2.54               3.87                3.16                (.24)

     Dividends to Shareholders
     from Net Investment Income              .00             .00                .00                (.29)                .00

     Distributions to
     Shareholders from Net
     Realized Capital Gain                  (.05)           (.33)               .00                (.83)                .00
                                        --------        --------            --------           --------            --------

     Net Increase (Decrease) in
     Net Asset Value                       11.93            2.21               3.87                2.04                (.24)
                                        --------        --------            --------           --------            --------

NET ASSET VALUE -- END OF PERIOD        $  29.82        $  17.89            $ 15.68            $  11.81            $   9.77
                                        --------        --------            --------           --------            --------
                                        --------        --------            --------           --------            --------

TOTAL INVESTMENT RETURN                    67.02%          20.92%***          32.77%              32.65%              (2.47)%

RATIOS TO AVERAGE NET

     Gross Expenses                         1.13%           1.19%***

     Net Expenses                           1.11%           1.16%***           1.31%               1.43%               1.73%***

     Net Investment Income                  2.42%           2.69%***           3.14%               2.62%               1.05%***

SUPPLEMENTARY DATA

     Portfolio Turnover Rate****               0%              0%                 0%                  0%                  0%

     Net Assets, End of Period
     (000's omitted)                    $986,247        $181,930            $224,541           $ 62,916            $ 77,914


--------------------------

   + The per share date of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
   * On March 12, 1997, the Trustees changed the Trust's fiscal year end from June 30 to March 31.
   **     Commencement of Operations:  July 12, 1993.
   ***    Annualized.
   **** Portfolio turnover ratio is calculated without regard to securities having a maturity of less than one year. The Nova Fund typically holds most of its investments in options and futures contracts, which are deemed short-term securities.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Ursa Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.


                                                                                     URSA FUND
                                                                            ---------------------------
                                           YEAR            PERIOD             YEAR               YEAR              PERIOD
                                           ENDED           ENDED              ENDED              ENDED              ENDED
                                           MARCH          MARCH 31,          JUNE 30,           JUNE 30,           JUNE 30,
                                         31, 1998          1997*              1996               1995              1994**
                                         --------        --------           --------           --------            --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE -- BEGINNING OF
PERIOD                                  $   7.02        $   7.55            $   8.79           $  10.54            $  10.00
                                        --------        --------            --------           --------            --------

     Net Investment Income                   .19             .17                 .30                .35                 .01

     Net Realized and
     Unrealized Gains
     (Losses) on Securities                (2.23)           (.68)              (1.54)             (1.78)                .53
                                        --------        --------            --------           --------            --------

     Net Increase
     (Decrease) in Net
     Asset Value Resulting
     from Operations                       (2.04)           (.51)              (1.24)             (1.43)                .54

     Dividends to
     Shareholders from Net
     Investment Income                      (.02)           (.02)                .00               (.32)                .00
                                        --------        --------            --------           --------            --------
     Net Increase
     (Decrease) in Net
     Asset Value                           (2.06)           (.53)              (1.24)             (1.75)                .54
                                        --------        --------            --------           --------            --------

NET ASSET VALUE --
END OF PERIOD                           $   4.96        $   7.02            $   7.55           $   8.79            $  10.54
                                        --------        --------            --------           --------            --------
                                        --------        --------            --------           --------            --------

TOTAL INVESTMENT RETURN                   (29.06)%         (8.98)%***         (14.11)%           (14.08)%             10.89%

RATIOS TO AVERAGE NET ASSETS

     Gross Expenses                         1.36%           1.36%***

     Net Expenses                           1.34%           1.34%***            1.39%              1.39%               1.67%***

     Net Investment Income                  3.18%           3.21%***            3.38%              3.50%               1.43%***

SUPPLEMENTARY DATA

     Portfolio Turnover Rate****               0%              0%                  0%                 0%                  0%
     Net Assets, End of
     Period (000's omitted)             $254,225        $582,288            $192,553           $127,629            $110,899


--------------------------

   + The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
   * On March 12, 1997, the Trustees changed the Trust's fiscal year end from June 30 to March 31.
   **     Commencement of Operations:  January 7, 1994.
   ***    Annualized.
   **** Portfolio turnover ratio is calculated without regard to securities having a maturity of less than one year. The Ursa Fund typically holds most of its investments in options and futures contracts, which are deemed short-term securities.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single OTC Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                                          OTC Fund
                                                                                 ----------------------------
                                          Year         Period                Year                Year                 Period
                                          Ended         Ended                Ended               Ended                 Ended
                                         March 31,     March 31,            June 30,            June 30,              June 30,
                                           1998          1997*                1996                1995                 1994**
                                         ---------     ---------            --------            --------              --------
 PER SHARE OPERATING PERFORMANCE:+
 NET ASSET VALUE -- BEGINNING OF
 PERIOD                                 $  17.93      $     15.16         $     12.22          $      8.76         $     10.00
                                        --------      ------------        -----------          -----------         -----------
      Net Investment Income                 (.14)             .01                 .06                  .14                 .01

      Net Realized and Unrealized
      Gains (Losses) on Securities          9.99             2.84                3.24                 4.17              (1.25)
                                        --------      ------------        -----------          -----------         -----------
      Net Increase (Decrease) in Net
      Asset Value Resulting from
      Operations                            9.85             2.85                3.30                 4.31              (1.24)

      Dividends to Shareholders from
      net Investment Income                  .00             (.07)                .00                 (.12)                .00
      Distributions to Shareholders
      from Net Realized Capital Gain        (.10)            (.01)               (.36)                (.73)                .00
                                        --------      ------------        -----------          -----------         -----------
      Net Increase (Decrease) in Net
      Asset Value                           9.75             2.77                2.94                 3.46               (1.24)
                                        --------      ------------        -----------          -----------         -----------
 NET ASSET VALUE -- END OF PERIOD       $  27.68      $     17.93         $     15.16          $     12.22         $      8.76
                                        --------      ------------        -----------          -----------         -----------
                                        --------      ------------        -----------          -----------         -----------
 TOTAL INVESTMENT RETURN                   55.05%           24.77%***           26.44%               49.00%             (30.17)%
 RATIOS TO AVERAGE NET ASSETS

      Gross Expenses                        1.13%            1.27%***

      Net Expenses                          1.13%            1.27%***          1.33%                1.41%                 1.97%***

      Net Investment Income                 (.58)%            .08%***             .44%                1.34%               1.69%***

 SUPPLEMENTARY DATA
      Portfolio Turnover Rate****         971.80%        1,140.35             2,578.56%            2,241.00%           1,171.00%

      Net Assets, End of Period
      (000's omitted)                   $449,794         $   52,278          $   48,716           $   61,948          $   30,695

   + The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
   * On March 12, 1997, the Trustees changed the Trust's fiscal year end from June 30 to March 31.
   **     Commencement of Operations:  February 14, 1994.
   ***    Annualized.
   **** Portfolio turnover ratio is calculated without regard to securities having a maturity of less than one year.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Precious Metals Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.





                                                                          Precious Metals Fund
                                                                    -----------------------------------
                                                 Year                Period          Year        Year       Period
                                                 Ended                Ended          Ended       Ended       Ended
                                               March 31,            March 31,       June 30,    June 30,    June 30,
                                                 1998                 1997*           1996        1995       1994**
                                               ---------            ---------       --------    --------    --------
 PER SHARE OPERATING PERFORMANCE:+
 NET ASSET VALUE -- BEGINNING OF PERIOD        $   7.64             $  9.05         $  8.73    $   8.29    $   10.00
                                               --------             -------         -------    --------    ---------
      Net Investment Income                         .00                 .00             .00         .10          .01

      Net Realized and Unrealized
      Gains (Losses) on Securities                (1.82)              (1.41)            .32         .43        (1.72)
                                               --------             -------         -------    --------    ---------
      Net Increase (Decrease) in Net
      Asset Value Resulting from Operations       (1.82)              (1.41)            .32         .53        (1.71)

      Dividends to Shareholders from Net
      Investment Income                             .00                 .00             .00        (.09)         .00
                                               --------             -------         -------    --------    ---------
      Net Increase (Decrease) in Net
      Asset Value                                 (1.82)              (1.41)            .32         .44        (1.71)
                                               --------             -------         -------    --------    ---------
 NET ASSET VALUE -- END OF PERIOD              $   5.82            $   7.64        $   9.05     $  8.73     $   8.29
                                               --------             -------         -------    --------    ---------
                                               --------             -------         -------    --------    ---------
 TOTAL INVESTMENT RETURN                         (23.82)%            (20.77)%***       3.67%       6.21%      (29.27)%

 RATIOS TO AVERAGE NET ASSETS

      Gross Expenses                               1.42%               1.49%***
      Net Expenses                                 1.41%               1.45%***        1.33%       1.38%        2.06%***
      Net Investment Income                         .05%                .00%***        (.01)%      1.15%        1.23%***

 SUPPLEMENTARY DATA

      Portfolio Turnover Rate****                752.05%             743.33%       1,036.37%   1,765.00%    2,728.00%

      Average Commission Rate Paid*****           .0140               .0101           .0151        --           --

      Net Assets, End of Period
      (000's omitted)                          $ 34,538            $ 23,680       $  36,574    $ 40,861     $  1,526



+ The per share date of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
* On March 12, 1997, the Trustees changed the Trust's fiscal year end from June 30 to March 31.
** Commencement of Operations:  December 1, 1993.
***       Annualized.
**** Portfolio turnover ratio is calculated without regard to securities having a maturity of less than one year.
***** For fiscal years beginning on or after September 1, 1995, the fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single U.S. Government Bond Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.



                                                                       U.S. Government Bond Fund
                                                                      --------------------------------------
                                                   Year                Period          Year           Year          Period
                                                   Ended                Ended          Ended          Ended          Ended
                                                 March 31,            March 31,       June 30,       June 30,       June 30,
                                                   1998                 1997*           1996           1995          1994**
                                                 ---------            ---------       --------       --------       --------
 PER SHARE OPERATING PERFORMANCE:+
 NET ASSET VALUE -- BEGINNING OF PERIOD            $8.52              $  8.97         $  9.55         $  8.24        $ 10.00
                                                 ---------            ---------       --------       --------       --------
      Net Investment Income                          .45                  .34             .46             .39            .02

      Net Realized and Unrealized
      Gains (Losses) on Securities                  1.50                 (.45)           (.45)           1.17          (1.76)
                                                 ---------            ---------       --------       --------       --------
      Net Increase (Decrease) in Net
      Asset Value Resulting from Operations         1.95                 (.11)            .01            1.56          (1.74)

      Dividends to Shareholders from
      Net Investment Income                         (.43)                (.34)           (.46)           (.25)          (.02)

      Distributions to Shareholders from
      Net Realized Capital Gain                      .00                  .00            (.13)            .00            .00
                                                 ---------            ---------       --------       --------       --------
      Net Increase (Decrease) in Net
      Asset Value                                   1.52                 (.45)           (.58)           1.31          (1.76)
                                                 ---------            ---------       --------       --------       --------
 NET ASSET VALUE -- END OF PERIOD                 $10.04             $   8.52         $  8.97         $  9.55        $  8.24
                                                 ---------            ---------       --------       --------       --------
                                                 ---------            ---------       --------       --------       --------
 TOTAL INVESTMENT RETURN                           24.72%                (.46)%***      (1.48)%         18.97%        (32.63)%
 RATIOS TO AVERAGE NET ASSETS

      Gross Expenses                                1.13%                1.51%***

      Net Expenses                                  1.11%                1.49%***        1.26%           2.26%          3.05%***

      Net Investment Income                         4.65%                5.06%***        4.73%           4.64%          3.39%***

 SUPPLEMENTARY DATA
      Portfolio Turnover Rate****               1.496.21%              962.17%         780.30%       3,452.59%      1,290.00%

 Net Assets, End of Period (000's omitted)       $20,508              $ 3,302        $ 18,331        $  2,592       $  1,564


   * On March 12, 1997, the Trustees changed the Trust's fiscal year end from June 30 to March 31.
   **     Commencement of Operations:  January 3, 1994.
   ***    Annualized.
   **** Portfolio turnover ratio is calculated without regard to securities having a maturity of less than one year.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Juno Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.



                                                                                    Juno Fund
                                                                                   -----------
                                                    Year           Period             Year             Period
                                                    Ended           Ended             Ended             Ended
                                                  March 31,       March 31,          June 30,          June 30,
                                                    1998            1997*              1996             1995**
                                                  ---------     ----------         -----------     ------------
 PER SHARE OPERATING PERFORMANCE:+
 NET ASSET VALUE -- BEGINNING OF PERIOD            $9.69        $     9.47         $     9.08      $     10.00
                                                  ---------     ----------         -----------     ------------
      Net Investment Income                          .16               .25                .34              .14

      Net Realized and Unrealized Gains
      (Losses) on Securities                       (1.12)              .00                .05            (1.06)
                                                  ---------     ----------         -----------     ------------
      Net Increase (Decrease) in Net Asset
      Value Resulting from Operations               (.96)              .25                .39             (.92)

      Dividends to Shareholders from Net
      Investment Income                             (.08)             (.03)               .00              .00
                                                  ---------     ----------         -----------     ------------
      Net Increase (Decrease) in Net
      Asset Value                                  (1.04)              .22                .39             (.92)

 NET ASSET VALUE -- END OF PERIOD                  $8.65           $  9.69            $  9.47          $  9.08
                                                  ---------     ----------         -----------     ------------
                                                  ---------     ----------         -----------     ------------
 TOTAL INVESTMENT RETURN                           (9.92)%            3.75%***           4.30%           (9.20)%

 RATIOS TO AVERAGE NET ASSETS
      Gross Expenses                                1.61%             1.60%***
      Net Expenses                                  1.59%             1.58%***           1.64%            1.50%***

      Net Investment Income                         3.55%             3.51%***           3.63%            1.32%***

 SUPPLEMENTARY DATA

      Portfolio Turnover Rate****                     0%                0%                 0%               0%

      Net Assets, End of Period
      (000's omitted)                            $12,887           $32,577            $18,860           $4,301

   + The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
   * On March 12, 1997, the Trustees changed the Trust's fiscal year end from June 30 to March 31.
   **     Commencement of Operations:  March 3, 1995.
   ***    Annualized.
   **** Portfolio turnover ratio is calculated without regard to securities having a maturity of less than one year. The Juno Fund typically holds most of its investments in options and futures contracts, which are deemed short-term securities.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single U.S. Government Money Market Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.





                                                             U.S. Government Money Market Fund
                                                             ---------------------------------
                                                    Year           Period            Year             Year             Period
                                                    Ended          Ended             Ended           Ended             Ended
                                                  March 31,      March 31,         June 30,         June 30,          June 30,
                                                    1998            1997*            1996             1995             1994**
                                                 ----------     ----------        ---------        --------           --------
 PER SHARE OPERATING PERFORMANCE:+
 NET ASSET VALUE - BEGINNING OF PERIOD             $1.00         $ 1.00            $ 1.00          $ 1.00              $ 1.00
                                                 ----------     ----------        ---------        --------           --------
      Net Investment Income                          .04            .03               .04             .04                 .01

      Net Increase in Net Asset Value
      Resulting from Operations                      .04            .03               .04             .04                 .01

      Dividends to Shareholders from
      Net Investment Income                         (.04)          (.03)             (.04)           (.04)               (.01)
                                                 ----------     ----------        ---------        --------           --------
      Net Increase in Net asset Value                .00            .00               .00             .00                 .00
                                                 ----------     ----------        ---------        --------           --------
 NET ASSET VALUE - END OF PERIOD                   $1.00         $ 1.00            $ 1.00          $ 1.00              $ 1.00
                                                 ----------     ----------        ---------        --------           --------
                                                 ----------     ----------        ---------        --------           --------
 TOTAL INVESTMENT RETURN                            4.69%          4.39%***          4.60%           4.43%               2.47%

 RATIOS TO AVERAGE NET ASSETS
      Gross Expenses                                 .89%           .86%***
      Net Expenses                                   .89%           .86%***           .99%            .89%               1.16%***
      Net Investment Income                         4.37%          4.06%***          4.18%           4.23%               2.34%***

 SUPPLEMENTARY DATA
      Portfolio Turnover Rate****                       0%             0%                0%              0%                  0%
      Net Assets, End of Period
      (000's omitted)                           $253,295       $283,553          $153,925       $284,198             $88,107



+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
* On March 12, 1997, the Trustees changed the Trust's fiscal year end from June 30 to March 31.
**        Commencement of Operations:  December 3, 1993.
***       Annualized.
**** Portfolio Turnover Rate is calculated without regard to short-term securities having a maturity of less than one year.

                                BENCHMARK INFORMATION.

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ"); AND THE METALS FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE PHILADELPHIA STOCK EXCHANGE (PHLX), SPONSOR OF THE XAU INDEX.

NONE OF S&P, NASDAQ, AND PHLX MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX, NASDAQ 100 INDEX-TM-, AND THE XAU INDEX, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NONE OF S&P , NASDAQ, AND PHLX GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, NASDAQ 100 INDEX-TM-, AND THE XAU INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NONE OF S&P, NASDAQ, AND PHLX MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX-TM-, THE XAU INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NONE OF S&P, NASDAQ, AND PHLX MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX, THE NASDAQ 100 INDEX-TM-, THE XAU INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.
                                          38

Additional information about the Funds is included in a Statement of Additional Information dated August 1, 1998 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To help you to obtain additional information, the Fund's SEC registration number is 811-7584.


You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS, INC. This prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.



   RYDEX SERIES TRUST

RYDEX-Registered Trademark-
INVESTMENT FLEXIBILITY
FOR INSTITUTIONAL MONEY MANAGERS

                        STATEMENT OF ADDITIONAL INFORMATION

                                 RYDEX SERIES TRUST

                        6116 EXECUTIVE BOULEVARD, SUITE 400
                             ROCKVILLE, MARYLAND  20852
                                    800/820-0888
                                    301/468-8520




Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-one separate investment portfolios (the "Rydex Funds"). This Statement of Additional Information ("SAI") relates to the Investor Class Shares of the following seven portfolios:


                                     NOVA FUND
                                     URSA FUND
                                      OTC FUND
                                PRECIOUS METALS FUND
                             U.S. GOVERNMENT BOND FUND
                                     JUNO FUND
                         U.S. GOVERNMENT MONEY MARKET FUND


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated August 1, 1998. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

      The date of this Statement of Additional Information is August 1, 1998.

                        STATEMENT OF ADDITIONAL INFORMATION

                                 TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST. . . . . . . . . . . . . . . . . . . . . .

DESCRIPTION OF THE MONEY MARKET FUND . . . . . . . . . . . . . . . . . . . . .

INVESTMENT POLICIES AND TECHNIQUES . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .

PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . . . . . . . . . .

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . .

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . .

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF RETURN QUOTATIONS . . . . . . . . . . . . . . . . . . . . . . .

INFORMATION ON COMPUTATION OF YIELD. . . . . . . . . . . . . . . . . . . . . .

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . .

DIVIDENDS, DISTRIBUTIONS, AND TAXES. . . . . . . . . . . . . . . . . . . . . .

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

AUDITORS AND CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Investor Class Shares are sold principally to professional money managers and to investors who take part in certain asset-allocation investment strategies. Advisor Class Shares are offered through broker-dealers and other financial institutions ("intermediaries") that have entered into arrangements with the Trust's Distributor (the "Distributor") to sell Advisor Class Shares to their customers. Advisor Class Shares differ from Investor Class Shares primarily in the allocation of certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Sales of shares of each Class are made without a sales charge at each Fund's per share net asset value. Additional Funds and/or classes may be created from time to time.

Currently, the Trust has twenty-one separate series. All payments received by the Trust for shares of any fund belong to that fund. Each fund has its own assets and liabilities. This SAI relates only to Investor Class Shares of the Nova Fund, the Ursa Fund, the OTC Fund, the Precious Metals Fund (the "Metals Fund"),the U.S. Government Bond Fund (the "Bond Fund"), the Juno Fund, and the U.S. Government Money Market Fund (the "Money Market Fund") (collectively the "Funds").


In addition to the Funds described in this SAI, the Trust offers Investor and Advisor Class shares in the following funds described in separate prospectuses: Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Leisure Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund (collectively the "Sector Funds"), and The Rydex U.S. Government Money Market Fund (Advisor Class only).


DESCRIPTION OF THE MONEY MARKET FUND


As discussed in the Prospectus, the Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.


The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL
Each Fund's investment objective and permitted investments are described in the Prospectuses under the headings "FUND INFORMATION" and "INFORMATION ABOUT THE FUNDS' INVESTMENTS." The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Nova Fund and the Bond Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund or the Bond Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund and the Bond Fund intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.


FOREIGN ISSUERS The Metals Fund may invest in issuers located outside the United States. The Metals Fund may also purchase American Depository
Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United
States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Metals Fund from the foreign settlement risks described below.


Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.


Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

At the present time, there are five major producers and processors of gold bullion and other precious metals and minerals. In order of magnitude, these producers and processors are: the Republic of South Africa, the former republics of the former Soviet Union, Canada, the United States, and Australia. Political and economic conditions in several of these countries may have a direct effect on the mining, distribution, and price of precious metals and minerals, and on the sales of central bank gold holdings, particularly in the case of South Africa and the former republics of the former Soviet Union. South African mining stocks represent a special risk in view of the history of political unrest in that country. Besides that factor, various government bodies such as the South African Ministry of Mines and the Reserve Bank of South Africa exercise regulatory authority over mining activity and the sale of gold. The policies of these South African government bodies in the future could be detrimental to the Metals Fund's objectives.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.





LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets, except that the Money Market Fund will not lend more than 10% of the value of the its total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.


OPTIONS TRANSACTIONS


OPTIONS ON SECURITIES. The Nova Fund, the U.S. Government Bond Fund, the Juno Fund, the OTC Fund and the Metals Fund may buy call options and write
(sell) put options on securities, and the Ursa Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By wiring a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.


During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDEXES. The Nova Fund, the OTC Fund and the Metals Fund may purchase call options and write put options, and the Ursa Fund may purchase put options and write call options, on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.


PORTFOLIO TURNOVER
As discussed in the Trust's prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently exchange shares of the Funds for shares in other Funds pursuant to the exchange policy of the Trust as well as frequently redeem shares of the Funds (see "Exchanges" in the Trust's Prospectus). The nature of the Funds has caused the Funds to experience substantial portfolio turnover. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will continue to be substantial.



REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS


The Ursa Fund and the Juno Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be to the Fund's advantage to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES
The Ursa Fund and the Juno Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund or Juno Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position.

The Nova Fund, the OTC Fund, and the Metals Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. These Funds may make a short sale when the Fund wants to sell the security the Fund owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

U.S. GOVERNMENT SECURITIES
The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds also may invest in U.S. Government Securities. The Juno Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.


Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.


ZERO COUPON BONDS
The Bond Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

TRACKING ERROR
While the Funds do not expect that the returns over a year will deviate adversely from their respective benchmarks by more than ten percent, several factors may affect their ability to achieve this correlation. Among these are:
(1) Fund expenses, including brokerage (which may, be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the dance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holds instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging). Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, access a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Bond Fund and the Money Market Fund) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Bond Fund and the Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Fund shall not:

     1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

     2.   Underwrite securities of any other issuer.

     3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

     5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and
          (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indexes, and options on futures contracts or indexes and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

          6.1 THE METALS FUND MAY (a) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (b) INVEST IN PRECIOUS-METALS AND PRECIOUS MINERALS.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.


          7.1 THE METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND
               MINERALS-RELATED INDUSTRIES.


     8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

          8.1 THE NOVA FUND AND THE BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

          8.2 THE JUNO FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

     9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

          9.1 THE URSA FUND AND THE JUNO FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (i) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SECURITIES AND EXCHANGE COMMISSION OR (ii) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

     10. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

     11. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

     12. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

     13.  Write or purchase put or call options.

     14. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

     15. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

     16. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.


NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

     1.   Invest in warrants.

     2.   Invest in real estate limited partnerships.

     3.   Invest in mineral leases.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a Fund directly. while the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal periods ended June 30, 1996, March 31, 1997, and March 31, 1998 the Funds paid the following brokerage commissions:


--------------------------------------------------------------------------------
                                        AGGREGATE BROKERAGE COMMISSIONS
                                 -----------------------------------------------
            FUND                     1996           1997*          1998
--------------------------------------------------------------------------------
Nova Fund                          $293,000       $259,900       $836,833
--------------------------------------------------------------------------------
Ursa Fund                          $669,000       $236,053       $284,054
--------------------------------------------------------------------------------
OTC Fund                           $673,000        $15,491        $20,402
--------------------------------------------------------------------------------
Metals Fund                         $35,000       $276,434       $415,695
--------------------------------------------------------------------------------
Bond Fund                           $11,000         $7,829        $18,172
--------------------------------------------------------------------------------
Juno Fund                           $23,000        $24,387        $40,740
--------------------------------------------------------------------------------
Money Market Fund                     $0             $0             $0
--------------------------------------------------------------------------------

*For the nine-month period from July 1, 1996 to March 31, 1997



MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES


(*)ALBERT P. VIRAGH, JR. (56)

     Chairman of the Board of Trustees and President of the Trust; Chairman of the Board, President, and Treasurer of PADCO Advisors, Inc., investment adviser to the Trust, 1993 to present; Chairman of the Board, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer to the Trust, 1993 to present; Chairman of the Board of Managers of The Rydex Advisor Variable



--------------------

(*) This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

     Annuity Account (the "Separate Account"), a separate account of Great American Reserve Insurance Company, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Financial Services, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


COREY A. COLEHOUR (52)

     Trustee of the Trust; Manager of the Separate Account, 1996 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


J. KENNETH DALTON (56)

     Trustee of the Trust; Manager of the Separate Account, 1996 to present; Mortgage Banking Consultant and Investor, The Dalton Group, April 1995 to present; President, CRAM Mortgage Group, Inc. 1966 to April 1995. Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


JOHN O. DEMARET (57)

     Trustee of the Trust; Manager of the Separate Account, 1997 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.
     Address:  6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


PATRICK T. MCCARVILLE (55)

     Trustee of the Trust; Manager of the Separate Account, 1997 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Address:
     6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


ROGER SOMERS (53)

     Trustee of the Trust; Manager of the Separate Account, 1996 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


OFFICERS

ROBERT M. STEELE (39)

     Secretary and Vice President of the Trust; Vice President of PADCO Advisors, Inc., investment adviser to the Trust, 1994 to present; Secretary and Vice President of the Separate Account, 1996 to present; Vice President of PADCO Advisors II, Inc., investment adviser to the Separate Account, 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.

     Address:  6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


CARL G. VERBONCOEUR (44)

     Vice President of Operations of the Trust; Vice President of Operations of the Separate Account, 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


MICHAEL P. BYRUM (27)

     Assistant Secretary of the Trust; Employee and senior portfolio manager of PADCO Advisors, Inc., 1993 to present; portfolio manager of The Rydex OTC Fund (since 1997) and The Rydex U.S. Government Bond Fund (since 1997), each a series of the Trust; Assistant Secretary of the Separate Account, 1996 to present; Employee of PADCO Advisors II Inc., investment adviser to the Separate Account; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993; Student, Miami University of Oxford, Ohio (B.A., Business Administration, 1992).
     Address:  6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 1998, is set forth in the table below:

--------------------------------------------------------------------------------
                            AGGREGATE          PENSION OR       ESTIMATED ANNUAL
     NAME OF PERSON,      COMPENSATION    RETIREMENT BENEFITS    BENEFITS UPON
         POSITION          FROM TRUST      ACCRUED AS PART OF      RETIREMENT
                                            TRUST'S EXPENSES
--------------------------------------------------------------------------------
 Albert P. Viragh, Jr.*,        $0                  $0                  $0
 CHAIRMAN AND PRESIDENT
--------------------------------------------------------------------------------
 Corey A. Colehour,           $10,500               $0                  $0
 TRUSTEE
--------------------------------------------------------------------------------
 J. Kenneth Dalton,           $10,500               $0                  $0
 TRUSTEE
--------------------------------------------------------------------------------
 Roger Somers,                $10,500               $0                  $0
 TRUSTEE
--------------------------------------------------------------------------------
 John O. Demaret,             $6,500                $0                  $0
 TRUSTEE
--------------------------------------------------------------------------------
 Patrick T. McCarville,       $6,500                $0                  $0
 TRUSTEE
--------------------------------------------------------------------------------

   *Denotes an "interested person" of the Trust.
  **Messrs. Demaret and McCarville were elected to the Board of Trustees in December 1997.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1.0% of the outstanding shares of each Fund.

THE ADVISORY AGREEMENT
Under an investment advisory agreement with the Advisor, dated May 14, 1993, and amended on November 2, 1993, and also amended on December 13, 1994, March 8, 1996, and September 25, 1996, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 1998, net Trust assets under management of the Advisor were approximately $____ billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below:


For the fiscal periods ended June 30, 1996, March 31, 1997 and March 31, 1998, the Advisor received the following investment advisory fees:

--------------------------------------------------------------------------------
                                            ADVISORY FEES PAID
                          ------------------------------------------------------
           FUND                ANNUAL        1996         1997*        1998
                            ADVISORY FEE
                            CONTRACTUAL
                                RATE
--------------------------------------------------------------------------------
 Nova Fund                     0.75%      $1,022,794    $1,812,740   $4,588,393
--------------------------------------------------------------------------------
 Ursa Fund                     0.90%      $1,607,706    $2,070,135   $2,956,581
--------------------------------------------------------------------------------
 OTC Fund                      0.75%       $541,443      $775,607    $2,529,352
--------------------------------------------------------------------------------
 Metals Fund                   0.75%       $406,902      $185,396    $  200,264
--------------------------------------------------------------------------------
 Bond Fund                     0.50%        $97,820      $35,394     $   91,744
--------------------------------------------------------------------------------
 Juno Fund                     0.90%       $174,866      $130,573    $  160,954
--------------------------------------------------------------------------------
 Money Market Fund             0.50%       $891,864      $671,957    $1,361,674
--------------------------------------------------------------------------------

*For the nine-month period from July 1, 1996 to March 31, 1997


The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor, which has its office at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, was incorporated in the State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer, dated September 19, 1995, and amended on March 8, 1996 and also amended on September 25, 1996. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

For the fiscal periods ended June 30, 1996, March 31, 1997 and March 31, 1998, the Funds paid PADCO the following service fees:

--------------------------------------------------------------------------------
                                                     SERVICE FEES PAID
                          ------------------------------------------------------
                                  ANNUAL       1996        1997*        1998
             FUND                 SERVICE
                                 FEE RATE
--------------------------------------------------------------------------------
 Nova Fund                         0.25%     $327,476     $606,411   $1,529,464
--------------------------------------------------------------------------------
 Ursa Fund                         0.25%     $451,107     $575,038   $  821,273
--------------------------------------------------------------------------------
 OTC Fund                          0.20%     $123,358     $205,328   $  674,494
--------------------------------------------------------------------------------
 Metals Fund                       0.20%     $114,476      $49,439   $   53,408
--------------------------------------------------------------------------------
 Bond Fund                         0.20%      $37,793      $14,158   $   36,617
--------------------------------------------------------------------------------
 Juno Fund                         0.25%      $47,333      $36,374   $   44,710
--------------------------------------------------------------------------------
 Money Market Fund                 0.20%     $403,167     $268,855   $  544,706
--------------------------------------------------------------------------------

*For the nine-month period from July 1, 1996 to March 31, 1997



Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.


COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of May 1, 1998, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.


       FUND             NAME AND ADDRESS        NUMBER OF SHARES   % OWNERSHIP
-------------------- ------------------------- ------------------- -------------
 NOVA FUND           National Financial             4,314,230.693        16.35%
                     Services Corp.
                     P.O. Box 3908
                     New York, NY  10008

                     Schwab & Company               5,704,608.722        21.62%
                     101 Montgomery Street
                     San Francisco, CA  94104

                     Donaldson Lufkin Jenrette      1,955,057.580         ----
                     P.O. Box 2052
                     Jersey City, NJ

 URSA FUND           Schwab & Company              14,205,314.227        22.62%
                     101 Montgomery Street
                     San Francisco, CA  94104

                     National Financial             6,992,749.176        11.02%
                     Services Corp.
                     P.O. Box 3908
                     New York, NY  10008

                     Donaldson Lufkin Jenrette      4,247,916.643         6.75%
                     P.O. Box 2052
                     Jersey City, NJ  07303

 OTC FUND            Schwab & Company               2,578,892.330        17.26%
                     101 Montgomery Street
                     San Francisco, CA  94104

                     First Trust Corp.                852,951.632         5.71%
                     P.O. Box 173736
                     Denver, CO  80217
--------------------------------------------------------------------------------

        FUND             NAME AND ADDRESS        NUMBER OF SHARES   % OWNERSHIP
-------------------- ------------------------- ------------------- -------------


                     NATIONAL FINANCIAL               900,439.137         6.03%
                     SERVICES GROUP FOR
                     THE EXCLUSIVE BENEFIT
                     OF CUSTOMERS
                     PO BOX 3752,
                     CHURCH STREET STATION
                     NEW YORK, NY  10041-3299



                     Donaldson Lufkin Jenrette      1,439,063.751         9.63%
                     P.O. Box 2052
                     Jersey City, NJ  07303

                     Trust Company of America         888,100.171         5.94%
                     P.O. Box 6503
                     Englewood, CO  80155

 PRECIOUS METALS     First Trust Corp.                758,780.781        12.97%
 FUND                P.O. Box 173736
                     Denver, CO  80217

                     Donaldson Lufkin Jenrette      1,147,861.778        19.62%
                     P.O. Box 2052
                     Jersey City, NJ  07303

 U.S. GOVERNMENT     TRUST COMPANY OF AMERICA         563,713.327        34.72%
 BOND FUND           PO BOX 6503
                     ENGLEWOOD, CO 80155

                     CHARLES SCHWAB & CO.             155,280.693         9.56%
                     ATTN: MUTUAL FUND TEAM E
                     101 MONTGOMERY STREET
                     SAN FRANCISCO, CA 94104-4122

                     NATIONAL FINANCIAL               125,834.020         7.75%
                     SERVICES GROUP
                     FOR THE EXCLUSIVE BENEFIT
                     OF CUSTOMERS
                     PO BOX 3752,
                     CHURCH STREET STATION
                     NEW YORK, NY  10041-3299

                     NATIONAL INVESTOR                 82,585.218         5.09%
                     SERVICES CORP.
                     FOR THE EXCLUSIVE BENEFIT
                     OF OUR CUSTOMERS
                     55 WATER STREET, 32ND FLOOR
                     NEW YORK, NY  10041-3299

 JUNO FUND           Donaldson Lufkin Jenrette         93,442.444         6.69%
                     P.O. Box 2052
                     Jersey City, NJ  07303
--------------------------------------------------------------------------------

        FUND             NAME AND ADDRESS        NUMBER OF SHARES   % OWNERSHIP
-------------------- ------------------------- ------------------- -------------
                     National Financial               108,142.785         7.74%
                     Services Corp.
                     P.O. Box 3908
                     New York, NY  10008

                     Schwab & Company                 114,371.304         8.23%
                     101 Montgomery Street
                     San Francisco, CA  94104

                     Independent Trust Corp.          202,407.251        14.49%
                     Custodian Funds 98
                     15255 S. 94th Avenue
                     Orland Park, IL  60426

 MONEY MARKET FUND   National Financial            51,729,219.560        51.23%
                     Services Group
                     for the Exclusive Benefit
                     of Customers
                     P.O. Box 3752
                     Church Street Station
                     New York, NY  10041-3299

                     Trust Company of America      26,290,129.090        26.04%
                     P.O. Box 6503
                     Englewood, CO  80155

                     Independent Trust Corp.       15,909,268.530        15.76%
                     Custodian Funds 98
                     15255 S 94th Avenue,
                     Suite 303
                     Orland Park, IL  60462

                     First Trust & Co.              6,615,868.065         6.55%
                     (Datalynx)
                     P.O. Box 173736
                     Denver, CO  80217



DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

For purposes of determining net asset value per share of a Fund, options and futures contracts will be valued 15 minutes after the 4:00 P.M., Eastern Time, close of regular trading on the NYSE, except that futures contracts traded on the Chicago Board of Trade ("CBOT") will be valued at 3:00 P.M., Eastern Time, the close of trading of that exchange. Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

On days when the CBOT is closed during its usual business hours, but the shares of the Bond Fund or Juno Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund or Juno Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for the Bond Fund or Juno Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund or Juno Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund or Juno Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.


The Money Market Fund may only purchase Eligible Securities. Eligible Securities are securities which : (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO;
(c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.


As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money Market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."


Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Performance information for the Nova Fund, the Ursa Fund, and the Metals Fund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average. Performance information for the Metals Fund also may be compared to its current benchmark, the XAU Index. Performance information for the OTC Fund may be compared to various unmanaged indexes, including, but not limited to, its current benchmark, the NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-. Performance information for the Bond Fund and the Juno Fund may be compared to various unmanaged indexes, including, but not limited to, the Shearson Lehman Government (LT) Index.


Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others, when Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                           M
                                     P(1+T) = ERV

     Where:    P =       a hypothetical initial payment of $1,000;

               T =       average annual total return;

               n =       number of years (1, 5 or 10); and

               ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period ended March 31, 1998, and for the period from the respective commencement of operations of the Funds to March 31, 1998, the average annual compounded rate of return of the respective Funds (other than the Money Market Fund), assuming the reinvestment of all dividends and distributions, was as follows:


                                                               FOR THE
                                                                PERIOD
                                       FOR THE                 FROM THE
                                       ONE YEAR              COMMENCEMENT
                                     PERIOD ENDED          OF OPERATIONS TO
                                    MARCH 31, 1998          MARCH 31, 1998
                                  ------------------     --------------------
Nova Fund                               67.02%                 28.95%(1)
Ursa Fund                              (29.06)%               (14.93)%(2)
OTC Fund                                55.05%                 30.87%(3)
Precious Metals Fund                   (23.82)%               (11.57)%(4)
U.S. Government Bond Fund               24.72%                  4.82%(5)
Juno Fund                               (9.92)%                (4.17)%(6)


-----------------------------
(1)Commenced operations 7/12/93      (4)Commenced operations 12/1/93
(2)Commenced operations 1/7/94       (5)Commenced operations 1/3/94
(3)Commenced operations 2/14/94      (6)Commenced operations 3/3/95


INFORMATION ON COMPUTATION OF YIELD

THE BOND FUND
In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                                             a-b      6
                                 YIELD = 2( ----- + 1)  - 1
                                             cd

     Where:    a =       dividends and interest earned during the period;

               b =       expenses accrued for the period (net of
                         reimbursements);

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

               d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Bond Fund's yield, as of March 31, 1998, based on a thirty-day base period, was approximately 4.17%.

THE MONEY MARKET FUND
The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 1998, were approximately 4.90% and 4.74%, respectively.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market
value equal to the redemption price (redemption in-kind).   Although it is
highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid Federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

REGULATED INVESTMENT COMPANY STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income delved from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash.
Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to quality as an RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as an RIC.

If a fund were to fail to qualify as an RIC for one or more taxable years, the Fund could then qualify (or requalify) as an RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as an RIC and should thereafter seek to requalify as an RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as an RIC.

If a fund determines that the fund will not qualify as an RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL CONSIDERATIONS APPLICABLE TO THE METALS FUND
In general, with respect to the Metals Fund, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Metals Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to the Metals Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Metals Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Metals Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Metals Fund would not be able to make any ordinary dividend distributions.

The Metals Fund may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of the Metals Fund are comprised of stock or securities of foreign corporations, the Metals Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Metals Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Metals Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

TRANSACTIONS BY THE FUNDS





Each of the Nova Fund, the Ursa Fund, the OTC Fund, and the Metals Fund in its operations also will utilize options on stock indexes.

Each of these four Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.


A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of
(i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Star Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 1998, including notes thereto and the report of Deloitte & Touche LLP thereon have been filed with the SEC and are incorporated by reference into this Statement of Additional Information. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS
Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                        PART C

                                  OTHER INFORMATION

ITEM 23.       EXHIBITS

(b) Exhibits

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(b) By-Laws of Registrant incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(c)            Not applicable.
(d)(1) Investment Advisory Agreement between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to
               Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(3) AMENDMENT TO ADVISORY AGREEMENT BETWEEN THE REGISTRANT AND PADCO ADVISORS, INC. DATED MARCH 16, 1998 IS FILED HEREWITH.
(e) DISTRIBUTION AGREEMENT BETWEEN THE REGISTRANT AND PADCO FINANCIAL SERVICES, INC. RELATING TO THE ADVISER CLASS SHARES IS FILED HEREWITH.
(f)            Not applicable.
(g)            Custody Agreement between Registrant and Star Bank, N.A.
               incorporated herein by reference to Post-Effective Amendment No. 27 to Exhibit 8 of this Registration Statement filed on October 30, 1996.
(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(h)(2) Portfolio Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to
               Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(h)(3) AMENDMENT TO SERVICE AGREEMENT BETWEEN REGISTRANT AND PADCO SERVICE COMPANY DATED MARCH 16, 1998 IS FILED HEREWITH.

(i)            Not applicable.
(j)            CONSENT OF DELOITTE & TOUCHE IS FILED HEREWITH.
(k)            Not applicable.
(l )           Not applicable.
(m)(1)         Plan of Distribution for The Rydex Institutional Money Market
               Fund incorporated herein by reference to Exhibit 15a of Post-
               Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(2)         Plan of Distribution for The Rydex Institutional Money Market
               Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this
               Registration Statement, filed on October 27, 1995.
(m)(3)         Plan of Distribution for The Rydex Institutional Money Market
               Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this
               Registration Statement, filed on October 27, 1995.
(m)(4)         Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Post-Effective Amendment No. 26 to Exhibit
               15d of this Registration Statement, filed on September 11, 1996.
(m)(5)         Plan of Distribution for The Rydex High Yield Fund, as revised
               March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(6)         Plan of Distribution for The Rydex High Yield Fund, as revised
               June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(7)         Shareholder Servicing Support Agreements between PADCO Financial
               Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective
               Amendment No. 25 to this Registration Statement, filed on March
               1, 1996.
(m)(8)         Shareholder Servicing Support Agreement between PADCO Financial
               Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9)         Distribution Plan and Shareholder Servicing Agreement for Advisor
               Class Shares is incorporated by reference to Exhibit 15i of Post-
               Effective Amendment No. 30.
(n)            Financial Data Schedules are filed herewith.
(o)            Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of
               Post-Effective Amendment No. 30.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


The following persons may be deemed to be directly or indirectly controlled by or under the common control with the Registrant, a Delaware business trust:

                                                         PERCENTAGE OF VOTING
                                                        SECURITIES OWNED AND/OR
                          STATE OF ORGANIZATION AND       CONTROLLED BY THE
                          RELATIONSHIP (IF ANY) TO      CONTROLLING PERSON OR
      COMPANY                  THE REGISTRANT           OTHER BASIS OF COMMON
                                                               CONTROL
--------------------------------------------------------------------------------

PADCO Advisors, Inc.       a Maryland corporation,     80% of the voting
(the "Advisor)             a registered investment     securities of the Advisor
                           adviser, and the            are owned by Albert P.
                           Registrant's investment     Viragh, Jr., the Chairman
                           adviser                     of the Board of
                                                       Directors, the President,
                                                       and the Treasurer of the
                                                       Advisor, and 100% of the
                                                       voting securities are
                                                       controlled by Albert P.
                                                       Viragh, Jr.

PADCO Service Company,     a Maryland corporation,     100% of the voting
Inc. (the "Servicer")      a registered transfer       securities of the
                           agent, and the              Servicer are owned by
                           Registrant's shareholder    Albert P. Viragh, Jr.,
                           and transfer agent          the Chairman of the Board
                           servicer                    of Directors, the
                                                       President, and the
                                                       Treasurer of the Servicer

PADCO Financial Services,  a Maryland corporation, a   100% of the voting
Inc. (the "Distributor")   registered broker-dealer,   securities of the
                           and the distributor of      Distributor are owned by
                           the shares of The Rydex     Albert P. Viragh, Jr.,
                           Institutional Money         the Chairman of the Board
                           Market Fund, a series of    of Directors, the
                           the Registrant              President, and the
                                                       Treasurer of the
                                                       Distributor

PADCO Advisors II, Inc.    a Maryland corporation      100% of the voting
                           and a registered            securities are owned by
                           investment adviser (PADCO   Albert P. Viragh, Jr.,
                           II is not otherwise         the Chairman of the Board
                           related to the              of Directors, the
                           Registrant)                 President, and the
                                                       Treasurer of PADCO II

Rydex Advisor Variable     a managed separate          the investment advisers
Annuity Account (the       account of Great American   for the Separate Account
"Separate Account")        Reserve Insurance           and the Registrant are
                           Company, which is           under the common control
                           organized under the laws    of Albert P. Viragh, Jr.,
                           of the State of Texas and   the Chairman of the Board
                           is advised by PADCO II      of Trustees, President,
                                                       and Treasurer of the
                                                       Registrant


* The principal business address for each of the aforementioned directors and officers of PADCO Financial Services, Inc., is 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


ITEM 25.  INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Financial Services, Inc. (the "Distributor"), the distributor of the shares of The Rydex High Yield Fund and The Rydex Institutional Money Market Fund, each a series of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.


ITEM 27.  PRINCIPAL UNDERWRITER


(a) PADCO Financial Services Inc. serves as the principal underwriter for the securities of (i) The Rydex Institutional Money Market Fund and The Rydex High Yield Fund, each a series of the Registrant, (ii) The Rydex Advisor Variable Annuity Account, a managed separate account of Great American Reserve Insurance Company that is a registered investment company advised by PADCO Advisors II, Inc., and (iii) the Adviser Class of the Rydex Sector Funds and U.S. Government Money Market Fund but does not currently serve as the principal underwriter for the securities of any other investment company.

(b) The following information is furnished with respect to the directors and officers of PADCO Financial Services, Inc., the principal underwriter for The Rydex Institutional Money Market Fund and The Rydex High Yield Fund, each a series of the Registrant:

NAME AND PRINCIPAL       POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
BUSINESS ADDRESS*        UNDERWRITER                   WITH REGISTRANT
------------------       --------------------------    ---------------------

Albert P. Viragh, Jr.    Chairman of the Board of      Chairman of the Board
                         Directors, President and      of Trustees and President
                         Treasurer

Amanda C. Viragh         Director                      None


Carl G. Verboncoeur

Michael P. Byrum         Secretary                     Assistant Secretary

Sothara Chin             Compliance Officer            Compliance Officer


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.


ITEM 29.  MANAGEMENT SERVICES


There are no management-related service contracts not discussed in Parts
A and B.


ITEM 30.  UNDERTAKINGS

          None

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville in the State of Maryland on the 28th day of May, 1998.


                              RYDEX SERIES TRUST


                              /s/  Albert P. Viragh, Jr.
                              ----------------------------------------------
                              Albert P. Viragh, Jr., Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities on the date indicated.

     Signatures                    Title                           Date
     ----------                    -----                           ----


/s/ Albert P. Viragh, Jr.
-------------------------   Chairman of the Board of Trustees      May 28, 1998
Albert P. Viragh, Jr.       President, and Trustee

/s/ Carl G. Verboncoeur
-------------------------   Treasurer                              May 28, 1998
Carl G. Verboncoeur

            *
-------------------------   Trustee                                May 28, 1998
Corey A. Colehour

            *
-------------------------   Trustee                                May 28, 1998
J. Kenneth Dalton

            *
-------------------------   Trustee                                May 28, 1998
Roger Somers

            *
-------------------------   Trustee                                May 28, 1998
John O. Demaret

            *
-------------------------   Trustee                                May 28, 1998
Patrick T. McCarville

*By /s/ Albert P. Viragh, Jr.
    --------------------------
    Albert P. Viragh, Jr.
    Attorney-in-Fact

                                    EXHIBIT INDEX


(a)(1)         Certificate of Trust of Rydex Series Trust (the "Registrant" or
               the "Trust") incorporated herein by reference to Exhibit 1a of
               Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(a)(2)         Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to
               this Registration Statement filed on October 30, 1996.
(b)            By-Laws of Registrant incorporated herein by reference to Exhibit
               2 of Post-Effective Amendment No. 27 to this Registration
               Statement filed on October 30, 1996.
(c)            Not applicable.
(d)(1)         Investment Advisory Agreement between Registrant and PADCO
               Advisors, Inc. incorporated herein by reference to Exhibit 5a of
               Post-Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(d)(2)         Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis,
               Sayles & Company, L.P. incorporated herein by reference to
               Exhibit 5b of Post-Effective Amendment No. 27 to this
               Registration Statement filed on October 30, 1996.
(d)(3)         AMENDMENT TO ADVISORY AGREEMENT BETWEEN THE REGISTRANT AND PADCO
               ADVISORS, INC. DATED MARCH 16, 1998 IS FILED HEREWITH.
(e)            DISTRIBUTION AGREEMENT BETWEEN THE REGISTRANT AND PADCO FINANCIAL
               SERVICES, INC. RELATING TO THE ADVISER CLASS SHARES IS FILED
               HEREWITH.
(f)            Not applicable.
(g)            Custody Agreement between Registrant and Star Bank, N.A.
               incorporated herein by reference to Post-Effective Amendment No.
               27 to Exhibit 8 of this Registration Statement filed on October
               30, 1996.
(h)(1)         Service Agreement between Registrant and PADCO Service Company,
               Inc. incorporated herein by reference to Exhibit 9c of Post-
               Effective Amendment No. 27 to this Registration Statement filed on October 30, 1996.
(h)(2)         Portfolio Accounting Services Agreement between Registrant and
               PADCO Service Company, Inc. incorporated herein by reference to
               Exhibit 9d of Post-Effective Amendment No. 27 to this
               Registration Statement filed on October 30, 1996.
(h)(3)         AMENDMENT TO SERVICE AGREEMENT BETWEEN REGISTRANT AND PADCO
               SERVICE COMPANY DATED MARCH 16, 1998 IS FILED HEREWITH.
(i)            Not applicable.
(j)            CONSENT OF DELOITTE & TOUCHE IS FILED HEREWITH.
(k)            Not applicable.
(l )           Not applicable.
(m)(1)         Plan of Distribution for The Rydex Institutional Money Market
               Fund incorporated herein by reference to Exhibit 15a of Post-
               Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(2)         Plan of Distribution for The Rydex Institutional Money Market
               Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this
               Registration Statement, filed on October 27, 1995.

(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Post-Effective Amendment No. 26 to Exhibit 15d of this Registration Statement, filed on September 11, 1996.
(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.
(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 10.
(n)            Financial Data Schedules are filed herewith.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30.